7. BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2016
Borrowings Tables
Short-term borrowed funds

					Maximum
	End of Period		Daily Average Balance		Outstanding
(Dollars in thousands)		Weighted		Interest	At Any
December 31, 2016	Balance	Avg Rate	Balance	Rate	Month End
Repurchase agreements	$20,174	0.19%	$27,068	0.21%	$51,750
	$20,174	0.19%	$27,068	0.21%

					Maximum
	End of Period		Daily Average Balance		Outstanding
(Dollars in thousands)		Weighted		Interest	At Any
December 31, 2015	Balance	Avg Rate	Balance	Rate	Month End
Fed funds purchased	$—	0.00%	$99	0.54%	$—
Repurchase agreements	30,580	0.19%	33,080	0.19%	48,080
	$30,580	0.19%	$33,179	0.19%